Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Write-downs (reversals of write-downs) of inventories [abstract]
Inventory write-down	$ 16,963	$ 13,687
Other financial liabilities
Purchase Commitments And Collateral [Abstract]
Inventories pledged as collateral	77,987	132,144
Debt instruments
Purchase Commitments And Collateral [Abstract]
Inventories pledged as collateral		182,537
Finished goods
Write-downs (reversals of write-downs) of inventories [abstract]
Inventory write-down	13,586	11,495
Raw material
Write-downs (reversals of write-downs) of inventories [abstract]
Inventory write-down	$ 3,377	$ 2,192